Variable Interest Entities - Summary of Ownership (Details)	Dec. 31, 2021
Lottoitalia S.r.l.
Variable Interest Entity [Line Items]
Ownership percentage	61.50%
Lotterie Nazionali S.r.l. (LN)
Variable Interest Entity [Line Items]
Ownership percentage	64.00%
Northstar New Jersey Lottery Group, LLC (Northstar NJ)
Variable Interest Entity [Line Items]
Ownership percentage	82.31%
Northstar New Jersey Lottery Group, LLC (Northstar NJ) | New Jersey Holding Company LLC
Variable Interest Entity [Line Items]
Ownership percentage	82.31%
New Jersey Holding Company LLC
Variable Interest Entity [Line Items]
Ownership percentage	50.15%